Equity	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
EQUITY
17.	Equity

(a)	Investment with KADI

On December 15, 2018, the Group entered into a Share Purchase Agreement (“Purchase Agreement”) with Shanghai KADI Machinery Technology Co., Ltd. (“KADI SH”), KADI Technologies Limited (“KADI HK”) (collectively, “KADI”) and Lin Hu and Shou Huajun, the sole shareholders of KADI SH and KADI HK (the “KADI’s Selling Shareholders”), for the purchase of 60% of the issued and outstanding ordinary shares of KADI SH (“KADI SH Shares”) and 60% of the issued and outstanding ordinary shares of KADI HK (“KADI HK Shares”, together with the KADI SH Shares, the “KADI Shares”). The transaction with KADI consists of total cash consideration of $4,600 in installments and share consideration equivalent to $9,750 in installments upon achievement of earn-outs by KADI SH from 2018 to 2021. As of December 31, 2018, $600 was prepaid to KADI SH, which was included in prepaid and other current assets in 2018 and written off in 2019. The transaction did not close as of December 31, 2019 due to KADI not able to present audited financial statements as required by the earn-out provisions of the agreement and that KADI has not performed the ownership change registration at the local jurisdiction. Although KADI was not able to present audited financial statements as required by the earn-out provisions of the agreement and has not performed the ownership change registration, 8,503 of Borqs’ ordinary shares were issued to KADI on January 9, 2019, for which the Group recorded the fair value of these shares in an aggregate of $5,217 in additional paid-in capital, with a corresponding amount included in subscription receivable. As a result, future capital commitments for KADI has been voided due to KADI’s breach of provisions of the agreements.

The Group has initiated arbitration proceeding in February 2022 in Hong Kong against KADI and its owners for breach of contract according to the KADI Agreement, seeking from KADI of i) a payment of $600 in cash previously paid to KADI, ii) the return of 8,503 ordinary shares of Borqs previously issued to the owners of KADI, and iii) payment in cash for loss of profit from KADI’s projected business in the amount of $5.3 million.

On January 16, 2024, the arbitrator in Hong Kong has issued the final award in favor of Borqs that KADI is to: i) return to Borqs the Advanced Payment of US$600,000; ii) pay Borqs pre-award interest on the Advanced Payment for the period from October 1, 2021 to January 16, 2024 at the simple rate of 5.5% per annum; iii) pay Borqs post-award interest on the Advanced Payment for the period from January 16, 2024 until full repayment is made at the simple rate of 8.875% per annum; and iv) return to Borqs a total of 1,043,550 Borqs shares issued to the KADI parties in 2019 (not adjusted for the reverse-splits of Borqs shares).

On April 15, 2024, the arbitrator in Hong Kong has issued the final award in favor of Borqs on costs incurred by Borqs related to the arbitration, that KADI is to pay Borqs for legal expenses and fees in the amount of HK$955,743.93 plus interest at the rate of 8.875% per annum from April 15, 2024 until full payment is made.

On December 30, 2024, the Shanghai No.2 Intermediate People’s Court upheld the arbitration decision from Hong Kong and has approved of the enforcement of the final award in favor of Borqs against KADI. The Company has received partial payment of the award from KADI as of the filing of this Annual Report and is working with PRC counsel on such enforcement and collection of the remainder of the award.

(b)	Equity financing from Chongqing City Youtong Equity Investment Fund (“Chongqing Youtong”)

On April 18, 2019, the Group entered into an equity financing agreement with Chongqing Youtong owned by the Chongqing Government in the PRC. According to the agreement, Chongqing Youtong purchased 9.9 % equity interest of the Company equivalent to 19,449 ordinary shares with a total purchase consideration of $13,865 on May 16, 2019, for which 75% of the total purchase consideration amounting to $10,399 in cash was received. The remaining 25% of the total purchase consideration amounting to $3,466 will be contributed in the form of real property and equipment (the “Property Investment”) by Chongqing Youtong within six months from May 16, 2019 the date that the cash investment portion was completed. In May 2019, 19,449 shares were issued and $10,399 in cash was received by the Group. However, the Property Investment has not yet been completed.

In February 2023, the Group entered into a settlement agreement with Chongqing Youtong on the settlement of the equity financing. For the cash consideration with the amount of $10,399, the Group agreed to repay Chongqing Youtong the principal plus 8% annually interest with its ordinary shares. Besides, both parties agreed to not proceed with the remainder 25% investment and the related previous issued 4,862 shares will not withdraw. As a result, to compensate Youtong’s investment loss from the share price decline, the Group issued additional 4,668,704 ordinary shares in February 2023 equal to approximately $13.46 million including interest expense from May 2019 to February 2023, with annual interest rate of 8%.

By entering into the agreement not to proceed with the remainder 25% investment in the form of real property and equipment, the amount of $3,669 was released from subscriptions receivable, and was recognized as loss related to equity financing for the year ended December 31, 2022. Loss related to equity financing recognized during the year ended December 31, 2023 was $14.16 million, which included the cash consideration of $10,399 and interest expense from May 2019 to December 2023 with annual interest rate of 8%.

In May 2025, the Group entered an agreement with the counter-party to resolve the outstanding matters arising from the previous equity financing and subsequent agreements. To solve the outstanding matters, the Group agreed to pay a settlement payment amount of $5.15 million to Chongqing Youtong. The Group made the full payment of $5.15 million in May 2025, which was recognized as a loss related to contractual obligations and recorded as other expenses for the year ended December 31, 2025. With the payment of this settlement, all obligations and claims between the Group and the Chongqing Youtong were fully settled.

(c)	Settlement of arbitration with Claimant Samsung Electronics Co., Ltd. (“Samsung”)

On November 27, 2018, the Secretariat of the International Court of Arbitration for the International Chamber of Commerce issued a final award to Samsung Electronics Co., Ltd. (“Samsung”) that constituted the final decision on the Group’s dispute with Samsung over a sales contract. The court order required the Group to pay to Samsung total payments of $4,650 including: i) $4,280 as the “Principal Amount”, plus (ii) accrued interest of $370 computed from March 31, 2019 on the outstanding balance of the Principal Amount at a simple interest rate of 9% per annum (together with the Principal Amount, collectively referred to as the “Settlement Payment”). On April 26, 2019, the Group entered into a settlement agreement with Samsung according to which, the Group shall pay the full and total amount of the Settlement Payment in equal monthly installments over a period of twenty-four months beginning on March 31, 2019. In addition, a total of 11,509 ordinary shares were issued to Samsung as escrow shares in the year 2019 as security for the payments. The Group recorded the fair value of the shares issued in an aggregate of $6,401 in additional paid-in capital, with a corresponding amount included in subscription receivable. Due to cash constraints, particularly due to the COVID-19 pandemic, the Group has not made monthly installments to Samsung since the fourth quarter of 2019, and Samsung has not pursued alternative means of repayment from the Group.

In April 2022, the Group executed a settlement agreement with Samsung regarding the payments. The total amount of principal and accrued interest as of the end of May 2022 is approximately $4.4 million less $1.6 million paid in cash on May 27, 2022, equaling a net amount of approximately $2.8 million. According to the agreement, the Group shall pay the full and total amount of the payments in equal monthly installments over a period of eighteen months beginning on July 2022. In addition, 83,633 and 443,294 ordinary shares were issued to Samsung as escrow shares as security for the payments during the year ended December 31, 2022 and 2023, respectively. The Group recorded the fair value of the shares issued in an aggregate of $2,760 and $1,321 in additional paid-in capital during the year ended December 31, 2022 and 2023, respectively, with a corresponding amount included in subscription receivable.

The Group had been making monthly payments to Samsung and the entire amount including accrued interest was paid off as of March 7, 2024.

(d)	Debt Repayments with ordinary shares

The Group had a balance due to a cooperation partner in the amount of approximate $4.1 million. In August 2023, the Group resolved to convert a portion of the outstanding balance into the Group’s ordinary shares. US$1.75 million of the balance owed to the cooperation partner has been converted at the price of $2.04 per share resulting in the issuance of 771,605 ordinary shares. The Group recognized a gain of $176 in gain on debt settlement during the year ended December 31, 2023.

(e)	Shares conversion from the holders of the convertible notes

See Note 12 for details.

(f)	Warrants exercised from the holders of the convertible notes

See Note 12 for details.

(g)	Acquisition of HHE

Refer to Note 4 for shares issued to HHE.

(h)	Issuance of ordinary shares for a project

During the year ended December 31, 2023, the Group issued 166,667 ordinary shares with fair value of $392 to an advisor for a project and recorded in subscription receivable.